Debt - Short-term Debt (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Days	Dec. 31, 2010
Short-term Debt [Line Items]
Commercial paper	$ 100	$ 300
Current maturities of long-term debt	1,445	1,070
Debt, Current	$ 1,545	$ 1,370
Short-term Borrowings Average Minimum Days to Maturity	3
Short-term Borrowings Average Maximum Days to Maturity	48
Commercial Paper [Member]
Short-term Debt [Line Items]
Short-term Debt, Weighted Average Interest Rate	0.71%